UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEI OPPORTUNITY FUND, L.P.

Financial Statements (Unaudited)

For the six month period ended September 30, 2004

                           SEI Opportunity Fund, L.P.

                              Financial Statements

                For the six month period ended September 30, 2004

                                    CONTENTS

Financial Statements (Unaudited)
Statement of Assets, Liabilities and Members' Capital ......................   1
Statement of Operations ....................................................   2
Statement of Changes in Members' Capital ...................................   3
Statement of Cash Flows ....................................................   4
Notes to Financial Statements ..............................................   5

Beginning on the fiscal quarter ended December 31, 2004, the Fund will file the complete schedule of portfolio holdings of the SEI Opportunity Master Fund, L.P. with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

                           SEI Opportunity Fund, L.P.

        Statement of Assets, Liabilities and Members' Capital (Unaudited)

                               September 30, 2004

ASSETS
Investment in the SEI Opportunity Master Fund, L.P., at fair value
   (cost $1,469,000)                                                  $1,486,037
Cash                                                                     481,944
Prepaid expenses                                                          68,164
                                                                      ----------
Total assets                                                           2,036,145
                                                                      ----------

LIABILITIES
Capital contributions received in advance                                408,000
Due to Adviser                                                            38,252
Investor servicing fees payable                                            1,532
Administrative fees payable                                                  848
Directors fees payable                                                       834
Accrued expenses                                                           3,919
                                                                      ----------
Total liabilities                                                        453,385
                                                                      ----------
Net assets                                                            $1,582,760
                                                                      ==========

MEMBERS' CAPITAL                                                      $1,582,760
                                                                      ==========

SEE ACCOMPANYING NOTES.

                           SEI Opportunity Fund, L.P.

                       Statement of Operations (Unaudited)

                   For the six months ended September 30, 2004

NET INVESTMENT INCOME (LOSS) ALLOCATED FROM SEI OPPORTUNITY MASTER
  FUND, L.P.:
   Interest                                                            $    539
   Expenses                                                              (4,823)
                                                                       --------
Net investment loss allocated from SEI Opportunity Master Fund, L.P.     (4,284)

INVESTMENT INCOME:
   Reversal of organization fees (see Note 2)                            65,441
                                                                       --------

FUND EXPENSES:
   Professional fees                                                     18,879
   Investor Servicing fees                                                1,532
   Administration fee                                                       848
   Directors fees                                                           833
   Other fees                                                             8,374
                                                                       --------
TOTAL FUND EXPENSES                                                      30,466
Expense waiver                                                          (27,189)
                                                                       --------
Net expenses                                                              3,277
                                                                       --------
Net investment income                                                    57,880
                                                                       --------

UNREALIZED GAINS ON INVESTMENTS ALLOCATED FROM SEI OPPORTUNITY
MASTER FUND, L.P.:
Unrealized gain on investments                                           21,321
                                                                       --------
Net unrealized gains on investments allocated from SEI Opportunity
  Master Fund, L.P.                                                      21,321
                                                                       --------

Net increase in members' capital derived from investment activities    $ 79,201
                                                                       ========

SEE ACCOMPANYING NOTES.

                           SEI Opportunity Fund, L.P.

                    Statement of Changes in Members' Capital

  For the six month period ended September 30, 2004 (Unaudited) and the period from November 21, 2003 (commencement of operations)
                               to March 31, 2004

                                                                           LIMITED
                                                                           INTEREST
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004                          MEMBERS
                                                                         -----------
FROM INVESTMENT ACTIVITIES
Net investment income                                                    $    57,880
Unrealized gains on investments                                               21,321
                                                                         -----------
Net increase in members' capital derived from investment activities           79,201

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                      1,469,000
Capital withdrawals                                                          (65,441)
                                                                         -----------
Net increase in members' capital derived from capital transactions         1,403,559

Net increase in members' capital                                           1,482,760
Members' capital, March 31, 2004                                             100,000
                                                                         -----------
Members' capital, September 30, 2004                                     $ 1,582,760
                                                                         ===========
                                                                           LIMITED
                                                                           INTEREST
FOR THE PERIOD OCTOBER 1, 2003 TO MARCH 31, 2004                           MEMBERS
                                                                         -----------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                      $   (65,441)
                                                                         -----------
Net decrease in members' capital derived from investment activities          (65,441)

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions at November 21, 2003 (seed date)                       165,441
                                                                         -----------
Members' capital, March 31, 2004                                         $   100,000
                                                                         ===========

SEE ACCOMPANYING NOTES.

                           SEI Opportunity Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                For the six month period ended September 30, 2004

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in members' capital derived from investment activities        $    79,201
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
   Increase in investment in SEI Opportunity Master Fund, L.P.              (1,486,037)
   Decrease in deferred offering costs                                         103,140
   Increase in prepaid expenses                                                (68,164)
   Decrease in organization costs payable                                      (55,441)
   Decrease in offering costs payable                                           (8,858)
   Decrease in due to Adviser                                                   (7,878)
   Decrease in due to SEI Opportunity Master Fund, L.P.                        (36,436)
   Increase in investor servicing fee payable                                    1,532
   Increase in administration fee payable                                          848
   Increase in directors fees payable                                              834
   Increase in other liabilities                                                 3,919
                                                                           -----------
Net cash used in operating activities                                       (1,473,340)
                                                                           -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                        1,469,000
Capital withdrawals                                                            (65,441)
Increase in  contributions received in advance                                 408,000
                                                                           -----------
Net cash provided by financing activities                                    1,811,559

Net increase in cash                                                           338,219

Cash, beginning of period                                                      143,725
                                                                           -----------
Cash, end of period                                                        $   481,944
                                                                           ===========

SEE ACCOMPANYING NOTES.

                           SEI Opportunity Fund, L.P.

                    Notes to Financial Statements (Unaudited)

                               September 30, 2004

1. ORGANIZATION

SEI Opportunity Fund, L.P. (the "Fund"), is a Delaware limited Master Fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.

The Fund's investment objective is to seek to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The Fund pursues its investment objective by investing substantially all of its assets in SEI Opportunity Master Fund, L.P. (the "Master Fund"), a Delaware limited Master Fund registered under the 1940 Act as a closed-end management investment company with the same investment objective as the Fund. As of September 30, 2004, the Fund owned 2.62% of the Master Fund. The Master Fund in turn intends to invest its assets in various private investment funds ("Hedge Funds"). The Master Fund commenced operations as of October 1, 2003. The General Partner of the Fund is SEI Funds, Inc. ("General Partner"), a Delaware corporation, which has contributed capital of $1,000 in the Fund as of September 30, 2004. The financial statements of the Master Fund are attached.

SEI Investments Management Corporation (the "Adviser"), a Delaware corporation and registered investment adviser, serves as the investment adviser to the Fund and the Master Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles are consistently followed by the Fund.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

PORTFOLIO VALUATION

The Fund values its investments in the Master Fund at the Fund's pro rata interest in the net assets of that entity. The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors (the "Board").

Investments in Investment Funds are presented in the Master Fund's accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

FEDERAL INCOME TAXES

The Fund and Master Fund each intend to be treated as a Master Fund for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

DISTRIBUTION POLICY

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

ORGANIZATIONAL AND OFFERING COSTS

Prior to August 4, 2004, costs incurred in connection with the Fund's organization were borne by the Fund as incurred. The Fund also received its pro-rata share of the costs incurred in connection with the organization of the Master Fund. The Fund incurred $65,441 and the Master Fund incurred $50,009 of organizational expenses through August 4, 2004. The Fund incurred $103,140 and the Master Fund incurred $37,127 of offering expenses as of August 4, 2004.

Effective August 4, 2004, the Adviser decided to reimburse the Master Fund for all previously incurred organization and offering expenses of the Master Fund. These amounts were reversed against the accounts they were previously expensed to and can be located on the Statement of Operations. The Adviser also will incur all remaining organization and offering expenses of the Master Fund.

3. ADVISORY AND SERVICE FEES

In light of the Adviser's arrangements with the Master Fund and the fact that the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Adviser will not charge the Fund an advisory fee, although the Fund will indirectly bear a proportionate share of the advisory fee paid by the Master Fund to the Adviser as a result of the Fund's investment in the Master Fund. The Master Fund will pay the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Master Fund's net asset value at the end of such quarter before giving effect to any repurchases of Master Fund interests. The Advisory Fee will reduce the net asset value of the Master Fund (and, indirectly, of the Fund) as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser will charge a pro rata portion of the Advisory Fee in respect of contributions to the Master Fund or repurchases by the Master Fund that take place during a given calendar quarter. For the six month period ended September 30, 2004 total Advisory Fees allocated to the Fund by the Master Fund amounted to $4,538.

For a period of three years from the Fund's initial closing, the Adviser has agreed that certain expenses of the Fund, including investor servicing fees, custody fees and administrative fees, together with expenses of the Master Fund that are borne by the Fund as a result of the Fund's investment in the Master Fund, including the advisory fee, custody fees, and administrative fees, shall not in aggregate exceed 2.00% per annum of the Fund's net asset value, and the Adviser will voluntarily waive fees to the extent necessary so that such 2.00% limit is not exceeded. The following expenses of the Fund and Master Fund are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes). During the six month period ended September 30, 2004, the Adviser waived fees of $24,434.

The Adviser has hired Pacific Alternative Asset Management Company, LLC, a California limited liability company, to serve as sub-adviser to the Fund and the Master Fund (the "Sub-Adviser"). The Sub-Adviser will be responsible for the day-to-day investment management of the Fund and the Master Fund with respect to investment in Hedge Funds, under the supervision of the Adviser and the board of directors (the "Board"). The Sub-Adviser will be compensated directly by the Adviser, and not by the Fund or the Master Fund, for the services it provides as Sub-Adviser to the Fund and the Master Fund.

SEI Investments Global Funds Services will serve as the Fund's and Master Fund's administrator (the "Administrator"). Under an agreement with the Administrator, the Fund and the Master Fund will pay the Administrator a fee equal to 0.19% (on an annualized basis) of the Fund's or the Master Fund's net asset value, as applicable, which will be accrued monthly based on month-end net assets and will be paid monthly, and will reimburse the Administrator for certain out-of-pocket expenses. The Administrator will perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Fund with administrative office facilities. The Fund incurred $848 in administration fees during the six month period ended September 30, 2004.

The Administrator also serves as the Fund's investor servicing agent, facilitating the provision by financial advisors and other financial intermediaries of ongoing investor services and account maintenance services to Investors that are customers of such Investor Service Providers. Under the terms of a shareholder servicing agreement between the Fund and the Administrator, these services include, but are not limited to: (a) handling inquiries from Investors regarding the Fund; (b) assisting in the maintenance of Investors' accounts with the Fund; (c) assisting in the maintenance of Fund records; and
(d) providing such other information and Investor liaison services as the Administrator may reasonably request. The Fund will pay the Administrator a monthly fee computed at an annualized rate of 0.35% of the aggregate value of outstanding Interests in the Fund. The Fund incurred $1,532 in investor servicing fees for the six month period ended September 30, 2004.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets and the Master Fund's assets pursuant to a Custodian Services Agreement between the Fund and the Custodian and a separate Custodian Services Agreement between the Master Fund and the Custodian. The Fund will pay the Custodian a monthly fee computed at an annualized rate of 0.01% of the aggregate value of outstanding Interests in the Fund. The Fund incurred $40 in custodian fees during the six months ended September 30, 2004.

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a Distribution Agreement with the Fund. It is not anticipated that the Distributor will be compensated by the Fund for its services rendered under the Distribution Agreement, and no fees were incurred during the six month period ended September 30, 2004.

4. CAPITAL STRUCTURE

The Interests will be offered during the initial public offering period at the offering price, which is the net asset value. Subsequent to the initial public offering, Interests are expected to be offered and may be purchased on the first Business Day of any fiscal period, or at such other times as the Board may determine. The Board or its designee will have the sole right to accept orders to purchase Interests and reserves the right to reject any order in whole or in part.

The minimum initial investment in the Fund by an investor is $25,000. Subsequent investments must be at least $5,000. These minimums may be waived by the Board from time to time for certain investors, including officers and employees of the Adviser, the Sub-Adviser and their affiliates.

Capital accounts will be established for each Investor. As of the last day of each fiscal period, the Fund shall allocate net profits or losses for that fiscal period to the capital accounts of all Investors, in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Investors. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. The Fund does not expect to offer to repurchase Interests in the first year following the initial sale of Interests. Thereafter, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last Business Day of March, June, September and December.

5. AFFILIATED TRANSACTIONS

On November 21, 2003, the Adviser and the General Partner contributed $164,441 and $1,000, respectively, to the Fund as seed capital. During the period November 21, 2003 (commencement of operations) to March 31, 2004, the Adviser paid offering expenses of

$46,130 on behalf of the Fund represented in the Statement of Financial Condition as Due to Adviser and the Master Fund paid organizational expenses of $10,000 and offering expenses of $26,436 on behalf of the Fund represented in the Statement of Financial Condition as Due to SEI Opportunity Master Fund, L.P.

On August 4, 2004, the Adviser and the General Partner were reimbursed 65,441 of their seed capital. This reimbursement was the result of the Adviser reimbursing the Fund for all previously expensed organization and offering costs.

6. RISKS AND UNCERTAINTIES

The Master Fund invests in hedge funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risk. Such funds may not be registered as investment companies under the Investment Company Act of 1940. Holdings in such funds may be illiquid, and there may be limited ability to withdraw from such funds. Hedge fund operations may not be transparent, holdings may be undiversified, and there may be multiple levels of fees and expenses levied.

7. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                 For the six
                                                                 months ended
                                                              September 30, 2004
                                                                 (Unaudited)
TOTAL RETURN (1)
Total return                                                           1.15%
                                                                  =========
   Net assets, end of period (000's)                              $   1,583
                                                                  =========
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio:
   Net investment loss, before waivers (3)                            (8.01)%
                                                                  =========
   Net investment loss, net of waivers (3)                            (1.89)%
                                                                  =========

Expense ratio:
   Operating expenses, before waivers (2) (3)                          8.12%
                                                                  =========
   Operating expenses, net of waivers (2) (3)                          2.00%
                                                                  =========

Portfolio turnover rate (4) (5)                                        2.34%
                                                                  =========

(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transaction.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized, excluding organizational fees.

(4)   Not annualized.

(5) The amount shown reflects the Master Fund's portfolio turnover for the six months ended September 30, 2004.

8. INDEMNIFICATION RISK

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENT

Effective October 1, 2004, the Master Fund received capital contributions from members in the amount of $408,000.

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Registrant invests substantially all of its assets in SEI Opportunity Master Fund, L.P. (CIK 0001233310, Investment Company Act file number 811-21352, the "Master Fund"). The Master Fund has included a schedule of its investments as of September 30, 2004, in its filing on Form N-CSR made with the Securities and Exchange Commission on December 3, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer and Chief Financial Officer have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.


(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                          SEI Opportunity Fund, L.P.


By (Signature and Title)*                             /s/ Kevin P. Robins
                                                      -------------------
                                                      Kevin P. Robins
                                                      President

Date: December 3, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                             /s/ Kevin P. Robins
                                                      -------------------
                                                      Kevin P. Robins
                                                      President


Date: December 3, 2004


By (Signature and Title)*                             /s/ Michael J. Leahy
                                                      --------------------
                                                      Michael J. Leahy
                                                      Treasurer

Date: December 3, 2004

* Print the name and title of each signing officer under his or her signature.